February 19, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Total Return Bond Fund (S000007410 ) (the “Fund”)

                No. 333-164487

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests a class identifier for the Fund’s new Class R shares which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated January 22, 2010 with accession number 0000907244-10-000107.  This filing is being made solely for the purpose of obtaining an identifier for the Fund’s new Class R shares.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Assistant Secretary